"This filing replaces in its entirety Form Type 497(e) submitted to and accepted by the SEC on August 10, 2006 (File No. 033-10238 and Accession Number: 0000806176-06-000006). This filing is being made solely to correct the series and class identifiers associated with the previous filing."